Loans and Allowance for Credit Losses (Sensitivities of the Fair Value to an Immediate Adverse Change) (Details)	Mar. 31, 2011	Mar. 31, 2010
Impact of Ten Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.85%	99.70%
Maximum sensitivity forward rate change	99.92%	99.91%
Impact of Twenty Basis Points Adverse Change [Member]
Minimum sensitivity forward rate change	99.70%	99.42%
Maximum sensitivity forward rate change	99.84%	99.84%
Impact of Ten Percent Adverse Change [Member]
Minimum sensitivity credit spread change	99.02%	97.99%
Maximum sensitivity credit spread change	99.79%	99.65%
Impact of Twenty Percent Adverse Change [Member]
Minimum sensitivity credit spread change	98.04%	96.00%
Maximum sensitivity credit spread change	99.57%	99.31%